Tidal ETF Trust II

898 North Broadway, Suite 2

Massapequa, New York 11758

October 17, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Tidal ETF Trust II (the “Trust”)
File Nos. 333-264478, 811-23793

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Senior Secured Credit Opportunities ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 13, 2022, and filed electronically as Post-Effective Amendment No. 15 to the Trust’s Registration Statement on Form N-1A on October 13, 2022.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@torosoinv.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC